[AETOS CAPITAL, LLC LETTERHEAD]

VIA EDGAR

June 4, 2009

Securities and Exchange Commission

101 F Street, NE

Washington, D.C. 20549

Re:	Aetos Capital Distressed Investment Strategies Fund, LLC
File Number: 333-151224 & 811-21059

Ladies and Gentlemen:

On behalf of Aetos Capital Distressed Investment Strategies Fund, LLC (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2, filed on May 29, 2009, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on May 29, 2009, accession number
0001193125-09-120984.

If you have any questions or comments regarding this filing, please call Jeremy Senderowicz at (212) 878-3412.

Very truly yours,

Aetos Capital Distressed Investment Strategies Fund, LLC

By:	/s/ Reid Conway
Reid Conway Assistant Secretary